DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
26.83% of Net Assets
Athens AL	4.125%	05/01/2044	Aa2	$250,000	$243,183
Athens AL	4.250	05/01/2049	Aa2	250,000	238,865
Athens AL Warrants	3.000	05/01/2041	Aa2	125,000	102,553
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	312,561
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	148,013
Cullman AL Board of Education Special Tax School Warrants	4.000	03/01/2044	A1	250,000	233,263
Cullman AL Board of Education Special Tax School Warrants	4.125	03/01/2049	A1	250,000	229,045
Enterprise AL Board of Education Special Tax School Warrants	4.000	03/01/2044	AA*	250,000	235,650
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	206,960
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	212,395
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	222,298
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	311,553
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	Aa3	795,000	750,198
Lauderdale County AL Board of Education Special Tax School Warrants	5.000	02/01/2044	AA*	155,000	161,860
Lauderdale County AL Board of Education Special Tax School Warrants	4.125	02/01/2049	AA*	250,000	230,413
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	205,008
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	202,408
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	262,465
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	219,348
Saint Clair County AL Board of Education Special Tax Warrants	5.000	02/01/2040	A1	125,000	133,858
Saint Clair County AL Board of Education Special Tax Warrants	4.000	02/01/2044	A1	500,000	468,390
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,029

					5,360,316
PUBLIC FACILITIES REVENUE BONDS
23.79% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	194,863
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	367,130
Alabaster AL Public Building Authority	5.000	05/01/2045	A1	230,000	237,960
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,081
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,342
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,105
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	400,000	412,500
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	256,943
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	12/01/2043	AA*	500,000	522,630
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	250,930
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	500,440
Cherokee County AL Public Building Authority	4.125	07/01/2044	A2	350,000	326,735
Helena AL Warrants	4.000	01/01/2049	AA*	350,000	314,633
Irondale AL Public Building Authority	4.000	10/01/2049	AA-*	425,000	381,327
Montgomery County AL Public Building Authority	5.000	03/01/2036	NR	350,000	365,131
Tuscaloosa County AL Public Building Authority	4.000	10/01/2044	AA- *	250,000	232,333

					4,754,083
MUNICIPAL UTILITY REVENUE BONDS
14.11% of Net Assets
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	249,465
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	250,960
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	217,983
Guntersville AL Waterworks & Sewer Board Utility Revenue	4.250	08/01/2049	AA*	250,000	233,620
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	400,036
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	243,305
Prattville AL Sewer Warrants	4.000	11/01/2042	AA*	375,000	358,845
Roanoke AL Utilities Board Water & Gas & Sewer Revenue	4.375	08/15/2049	AA*	250,000	249,438
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	189,628
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	236,127
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	189,462

					2,818,869
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.97% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	334,399
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	244,173
AL State Public School & College Authority	4.000	09/01/2043	Aa1	250,000	239,180
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	381,330
Auburn University AL General Fee Revenue	4.000	06/01/2041	Aa2	285,000	275,313
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	305,711
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	204,722
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	85,000	87,971
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	519,080

					2,591,879
STATE AND LOCAL MORTGAGE/HOUSING BONDS
7.34% of Net Assets
AL State Housing Finance Authority	4.500	10/01/2044	Aa1	965,000	965,705
AL State Housing Finance Authority	4.550	10/01/2044	Aa1	250,000	250,788
AL State Housing Finance Authority	4.700	10/01/2049	Aa1	250,000	250,000

					1,466,493

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.09% of Net Assets
Arab AL	3.000%	12/01/2041	AA*	$250,000	$200,023
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	252,450
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	259,530
Elmore County AL Warrants	5.000	05/01/2047	AA*	250,000	257,477
Enterprise AL Warrants	4.625	10/01/2040	AA-*	250,000	258,705
Rainsville AL Warrants	4.000	01/01/2044	AA*	200,000	189,060

					1,417,245
REFUNDING BONDS
3.87% of Net Assets
Jefferson County AL Warrants	5.000	09/15/2035	AA+*	250,000	254,710
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	519,560

					774,270
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.50% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	AA-@	300,000	300,162

PREREFUNDED BONDS
1.49% of Net Assets
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	297,499

Total Investments 98.99% of Net Assets					$19,780,816

(cost $20,658,956 (See (a) below for further explanation)

Other assets in excess of liabilities 1.01%					202,650

Net Assets 100%					$19,983,466

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $20,658,956 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$29,811
Unrealized depreciation	(907,951)

Net unrealized depreciation	$(878,140)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2025.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	19,780,816
Level 3	Significant Unobservable Inputs	—

$19,780,816

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
30.33% of Net Assets
Adair County KY School District Finance Corporation	4.250%	09/01/2040	Aa3	$1,840,000	$1,845,686
Adair County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,270,000	1,256,360
Anderson County KY School District Finance Corporation	3.000	02/01/2029	Aa3	500,000	499,675
Bardstown Independent School District Finance Corporation	4.750	09/01/2044	Aa3	610,000	622,487
Bardstown KY Independent School Building	5.000	09/01/2048	Aa3	2,200,000	2,256,298
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	Aa3	1,495,000	1,464,547
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	Aa3	1,525,000	1,459,532
Beechwood KY Independent School District Finance Corporation	4.375	08/01/2042	Aa3	650,000	644,235
Bell County KY School District Finance Corporation	4.000	10/01/2042	Aa3	680,000	657,968
Bell County KY School District Finance Corporation	4.000	10/01/2043	Aa3	710,000	669,871
Boone County KY School District Finance Corporation	4.000	06/01/2029	Aa3	450,000	469,814
Bourbon County KY School District Finance Corporation	5.000	08/01/2028	Aa3	215,000	228,165
Bourbon County KY School District Finance Corporation	5.000	08/01/2029	Aa3	225,000	243,304
Bourbon County KY School District Finance Corporation	5.000	08/01/2030	Aa3	185,000	203,987
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	Aa3	695,000	709,088
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	Aa3	1,890,000	1,904,496
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	Aa3	2,215,000	2,227,603
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	Aa3	2,305,000	2,313,183
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	Aa3	2,395,000	2,398,808
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	Aa3	3,085,000	2,928,220
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	Aa3	2,500,000	2,338,850
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	Aa3	1,820,000	1,830,501
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	Aa3	2,985,000	2,997,537
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	Aa3	3,075,000	3,079,490
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	Aa3	575,000	580,175
Bullitt County KY School District Finance Corporation	4.000	02/01/2042	Aa3	1,485,000	1,404,617
Butler County KY School District Finance Corporation	4.000	03/01/2037	Aa3	360,000	366,523
Butler County KY School District Finance Corporation	4.250	03/01/2040	Aa3	755,000	763,864
Campbell County KY School District Finance Corporation	4.000	02/01/2045	Aa3	1,000,000	923,650
Christian County KY School District Finance Corporation	4.500	10/01/2042	Aa3	3,555,000	3,639,005
Christian County KY School District Finance Corporation	4.500	10/01/2043	Aa3	3,605,000	3,668,052
Christian County KY School District Finance Corporation	4.500	10/01/2048	Aa3	3,000,000	3,001,980
Clark County KY School District Finance Corporation	4.000	03/01/2039	Aa3	3,090,000	3,093,863
Clark County KY School District Finance Corporation	4.000	03/01/2040	Aa3	1,475,000	1,460,604
Clay County KY School DistrictFinance Corporation	4.250	09/01/2042	Aa3	1,500,000	1,480,350
Corbin KY Independent School District Finance Corporation	4.250	04/01/2042	Aa3	705,000	699,219
Corbin KY Independent School District Finance Corporation	4.250	04/01/2043	Aa3	500,000	490,315
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	Aa3	490,000	481,018
Daviess County KY Board of Education	4.000	02/01/2044	Aa3	775,000	722,339
Dayton KY Independent School District Finance Corporation	4.000	04/01/2044	Aa3	2,210,000	2,061,687
Edmonson County KY School District Finance Corporation	5.000	02/01/2046	Aa3	1,045,000	1,076,340
Elizabethtown KY GO	4.625	06/01/2042	Aa2	745,000	762,590
Erlanger-Elsmere KY Board of Education	4.875	06/01/2044	Aa3	1,000,000	1,030,960
Erlanger-Elsmere KY Board of Education	5.000	06/01/2046	Aa3	1,695,000	1,761,342
Fairview KY Independent School District Finance Corporation	4.000	10/01/2041	Aa3	530,000	514,127
Fairview KY Independent School District Finance Corporation	4.000	10/01/2042	Aa3	555,000	530,541
Fairview KY Independent School District Finance Corporation	4.000	10/01/2043	Aa3	580,000	547,218
Fairview KY Independent School District Finance Corporation	4.000	10/01/2044	Aa3	515,000	479,846
Fayette County KY Board of Education	4.000	04/01/2042	Aa3	1,000,000	961,370
Fayette County KY Board of Education	4.000	04/01/2043	Aa3	4,020,000	3,825,151
Fayette County KY Board of Education	4.000	04/01/2044	Aa3	4,585,000	4,304,673
Fayette County KY Board of Education	4.000	04/01/2048	Aa3	1,410,000	1,279,293
Fayette County KY School District Finance Corporation	5.000	06/01/2046	Aa3	2,525,000	2,607,164
Fayette County KY School District Finance Corporation	5.000	06/01/2047	Aa3	1,000,000	1,028,470
Fleming County KY School District Finance Corporation	4.250	06/01/2043	Aa3	965,000	951,963
Fleming County KY School District Finance Corporation	4.250	06/01/2044	Aa3	1,010,000	985,760
Floyd County KY School District Finance Corporation	3.500	08/01/2031	Aa3	800,000	800,008
Franklin County KY Board of Education	5.000	06/01/2046	Aa3	2,000,000	2,083,960
Franklin County KY School District Finance Corporation	4.000	02/01/2040	Aa3	1,000,000	982,810
Franklin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,020,000	986,962
Graves County KY Board of Education	4.500	05/01/2045	Aa3	610,000	608,402
Hardin County KY Board of Education	4.000	06/01/2040	Aa2	1,000,000	980,360
Hardin County KY Board of Eduction	4.000	06/01/2044	Aa2	1,000,000	942,080
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	640,163
Hardin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,220,000	1,196,625
Hardin County KY School District Finance Corporation	4.000	02/01/2042	Aa3	6,035,000	5,803,196
Hardin County KY School District Finance Corporation	4.000	02/01/2044	Aa3	2,000,000	1,868,820
Harlan KY Independent School District Finance Corporation	4.250	09/01/2041	Aa3	560,000	562,022
Harlan KY Independent School District Finance Corporation	4.375	09/01/2042	Aa3	260,000	261,407
Hart County KY School DistrictFinance Corporation	5.000	05/01/2048	Aa3	1,000,000	1,031,800
Hazard County KY School District Finance Corporation	4.000	11/01/2045	Aa3	815,000	745,301
Hazard County KY School District Finance Corporation	4.000	11/01/2046	Aa3	900,000	820,755

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Hazard KY Independent School District Finance Corporation	4.000%	11/01/2040	Aa3	$745,000	$731,724
Hazard KY Independent School District Finance Corporation	4.000	11/01/2041	Aa3	735,000	709,562
Hazard KY Independent School District Finance Corporation	4.000	11/01/2043	Aa3	595,000	553,546
Henderson County KY School District Finance Commission	4.125	03/01/2045	Aa3	2,485,000	2,343,579
Hopkins County KY School District Finance Corporation	4.000	11/01/2047	Aa3	1,465,000	1,336,256
Jefferson County KY School District Finance Corporation	5.000	10/01/2026	Aa3	255,000	261,069
Jefferson County KY School District Finance Corporation	4.000	06/01/2030	Aa3	1,245,000	1,255,458
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,125,652
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	385,000	333,780
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,653,229
Kenton County KY School District Finance Corporation	4.000	04/01/2036	Aa3	1,210,000	1,217,163
Kenton County KY School District Finance Corporation	4.000	04/01/2037	Aa3	1,255,000	1,255,891
Kenton County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,300,000	1,302,769
Knox County KY School District Finance Corporation	4.000	10/01/2044	Aa3	390,000	363,379
KY State Interlocal School Transportation Association	3.250	03/01/2028	Aa3	475,000	480,182
Madison County KY School District Finance Corporation	4.000	02/01/2042	Aa3	2,545,000	2,435,743
Madison County KY School District Finance Corporation	4.000	02/01/2043	Aa3	1,585,000	1,477,553
Madison County KY School District Finance Corporation	4.000	02/01/2044	Aa3	1,000,000	935,600
Madison County KY School District Finance Corporation	4.250	02/01/2045	Aa3	2,170,000	2,070,636
Marion County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,000,000	1,010,990
Marion County KY School District Finance Corporation	4.000	04/01/2040	Aa3	1,190,000	1,170,698
Marshall County KY Board of Education	4.000	10/01/2044	Aa3	1,230,000	1,137,172
Mason County KY School District Finance Corporation	4.000	04/01/2043	Aa3	1,145,000	1,108,532
McLean County KY School District Finance Corporation	4.000	02/01/2044	Aa3	845,000	806,823
Meade County KY School District Finance Corporation	4.000	06/01/2036	Aa3	2,215,000	2,221,313
Meade County KY School District Finance Corporation	4.000	06/01/2037	Aa3	2,255,000	2,259,488
Meade County KY School District Finance Corporation	4.000	06/01/2038	Aa3	2,400,000	2,400,840
Mercer County KY School District Finance Corporation	4.000	05/01/2040	Aa3	1,555,000	1,548,158
Mercer County KY School District Finance Corporation	4.000	05/01/2041	Aa3	1,950,000	1,914,413
Mercer County KY School District Finance Corporation	4.000	05/01/2044	Aa3	450,000	425,106
Montgomery County KY School District Finance Corporation	4.250	04/01/2044	Aa3	530,000	511,540
Montgomery County School District Finance Corporation	4.375	04/01/2045	Aa3	455,000	446,510
Nelson County KY School District Finance Corporation	4.000	06/01/2041	Aa3	1,695,000	1,637,387
Nelson County KY School District Finance Corporation	4.125	06/01/2042	Aa3	1,765,000	1,712,068
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	Aa3	425,000	423,882
Owensboro KY Independent School District Finance Corporation	4.000	04/01/2041	Aa3	1,545,000	1,492,949
Paris KY Independent School District Finance Corporation	5.000	06/01/2027	Aa3	205,000	212,230
Paris KY Independent School District Finance Corporation	5.000	06/01/2028	Aa3	215,000	227,077
Paris KY Independent School District Finance Corporation	5.000	06/01/2029	Aa3	170,000	183,012
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	Aa3	1,000,000	964,900
Paris KY School District Finance Corporation	4.000	06/01/2043	Aa3	335,000	316,280
Pike County KY School District Finance Corporation	4.000	02/01/2028	Aa3	295,000	296,440
Powell County KY School District Finance Corporation	4.000	02/01/2039	Aa3	1,235,000	1,233,679
Pulaski County KY School District Finance Corporation	4.500	06/01/2045	Aa3	3,300,000	3,249,011
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	Aa3	555,000	525,663
Robertson County KY School District Finance Corporation	4.000	02/01/2042	Aa3	300,000	286,107
Robertson County KY School District Finance Corporation	4.000	02/01/2043	Aa3	310,000	291,822
Rockcastle County KY School District Finance Corporation	4.000	03/01/2038	Aa3	1,140,000	1,141,425
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,305,000	1,261,165
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,275,000	1,234,965
Rockcastle County KY School District Finance Corporation	4.000	03/01/2042	Aa3	1,015,000	959,896
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	1,205,000	1,125,832
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	500,000	466,005
Rockcastle County KY School District Finance Corporation	4.000	03/01/2044	Aa3	500,000	463,575
Rockcastle County KY School District Finance Corporation	4.000	03/01/2046	Aa3	705,000	645,851
Russell County KY School District Finance Corporation	4.125	02/01/2042	Aa3	655,000	638,612
Russell County KY School District Finance Corporation	4.125	02/01/2043	Aa3	720,000	689,378
Russell County KY School District Finance Corporation	4.250	02/01/2044	Aa3	520,000	502,596
Russell County KY School District Finance Corporation	4.250	02/01/2045	Aa3	565,000	545,440
Russellville KY Independent School District Finance Corporation	4.000	03/01/2044	Aa3	545,000	515,031
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,447,222
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,250,086
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,506,345
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,419,951
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,520,002
Scott County KY School District Finance Corporation	4.125	04/01/2047	Aa3	2,025,000	1,889,285
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,248,923
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,002,070
Somerset KY Independent School District Finance Corporation	4.625	08/01/2045	Aa3	1,605,000	1,605,433
Somerset KY Independent School District Finance Corporation	4.625	08/01/2046	Aa3	1,655,000	1,660,842
Spencer County KY Board of Education	4.000	12/01/2043	Aa3	800,000	766,984
Taylor County KY School District Finance Corporation	4.000	12/01/2044	Aa3	820,000	773,719
Union County KY School District Finance Corporation	4.500	05/01/2042	Aa3	500,000	503,820
Union County KY School District Finance Corporation	4.500	05/01/2043	Aa3	950,000	956,042

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Warren County KY School District Finance Corporation	4.000%	02/01/2040	Aa3	$2,000,000	$1,972,000
Warren County KY School District Finance Corporation	4.250	12/01/2041	Aa3	5,000,000	4,982,350
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	Aa3	490,000	470,591
Woodford County KY School District Finance Corporation	5.000	08/01/2038	Aa3	1,650,000	1,783,617
Woodford County KY School District Finance Corporation	5.000	08/01/2039	Aa3	350,000	375,932

					208,230,291
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
30.04% of Net Assets
KY Association of Counties	5.000	02/01/2028	AA-*	195,000	205,263
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	248,717
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	657,172
KY Association of Counties	5.000	02/01/2029	AA-*	205,000	219,735
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	412,674
KY Association of Counties	5.000	02/01/2030	AA-*	250,000	274,985
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	273,245
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	423,394
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	438,337
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	697,183
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	462,958
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	470,334
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	746,289
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	482,186
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,140,503
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	508,850
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	992,810
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	529,554
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	585,002
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	548,311
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	575,260
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,087,182
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,062,642
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,463,963
KY Association of Counties	4.000	02/01/2043	AA-*	515,000	486,582
KY Association of Counties	4.000	02/01/2048	AA-*	920,000	839,804
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	539,385
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	982,649
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	1,026,323
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,104,035
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	877,567
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,149,778
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	894,787
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	898,752
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	875,522
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	908,396
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	911,547
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	884,780
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	822,390
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	878,945
KY Bond Corporation Finance Program	4.375	02/01/2041	AA-*	920,000	926,560
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	340,028
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	341,768
KY Bond Corporation Finance Program	4.375	02/01/2043	AA-*	455,000	451,428
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	351,018
KY Bond Corporation Finance Program	4.375	02/01/2047	AA-*	765,000	730,697
KY Bond Development	4.000	02/01/2047	AA-*	510,000	455,241
KY State Bond Corporation	4.750	02/01/2045	AA-*	585,000	592,558
KY State Bond Corporation	4.375	02/01/2046	AA-*	475,000	456,100
KY State Bond Corporation	4.750	02/01/2047	AA-*	570,000	572,770
KY State Bond Corporation Financing Program	4.000	02/01/2041	AA-*	620,000	598,567
KY State Property & Building #112	5.000	11/01/2028	Aa3	265,000	271,935
KY State Property & Building #112	5.000	02/01/2035	Aa3	8,325,000	8,373,785
KY State Property & Building #112	5.000	02/01/2036	Aa3	7,920,000	7,964,352
KY State Property & Building #115	5.000	04/01/2033	Aa3	4,565,000	4,711,126
KY State Property & Building #115	5.000	04/01/2034	Aa3	13,975,000	14,388,940
KY State Property & Building #115	5.000	04/01/2036	Aa3	14,460,000	14,821,789
KY State Property & Building #117	5.000	05/01/2032	Aa3	3,680,000	3,810,456
KY State Property & Building #117	5.000	05/01/2033	Aa3	3,550,000	3,661,861
KY State Property & Building #117	5.000	05/01/2034	Aa3	5,825,000	6,006,740
KY State Property & Building #117	5.000	05/01/2035	Aa3	5,065,000	5,208,745
KY State Property & Building #117	5.000	05/01/2036	Aa3	5,275,000	5,411,517
KY State Property & Building #119	5.000	05/01/2034	Aa3	725,000	763,208
KY State Property & Building #119	5.000	05/01/2035	Aa3	10,000,000	10,455,700
KY State Property & Building #119	5.000	05/01/2036	Aa3	10,000,000	10,430,400
KY State Property & Building #127	5.000	06/01/2029	Aa3	1,000,000	1,091,510

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #127	5.250%	06/01/2040	Aa3	$10,000,000	$10,828,300
KY State Property & Building #127	5.250	06/01/2041	Aa3	8,745,000	9,394,754
KY State Property & Building #127	5.250	06/01/2042	Aa3	15,975,000	17,094,362
KY State Property & Building #130	4.000	11/01/2041	Aa3	1,500,000	1,466,850
KY State Property & Building #130	5.000	11/01/2042	Aa3	1,500,000	1,600,320
KY State Property & Building #130	4.000	11/01/2043	Aa3	7,000,000	6,586,300
KY State Property & Building #130	5.250	11/01/2044	Aa3	8,140,000	8,747,977
KY State Property & Building #131	4.000	10/01/2044	Aa3	2,500,000	2,359,800
KY State Property & Building #132	4.125	04/01/2045	Aa3	5,000,000	4,733,350
KY State Property & Building #132	5.000	04/01/2045	Aa3	5,000,000	5,274,650
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	1,450,000	1,456,032
Paducah KY	4.250	12/01/2044	AA-*	1,915,000	1,863,448
Somerset KY	5.000	06/01/2028	A1	605,000	643,478
Somerset KY	5.000	06/01/2029	A1	380,000	412,403

					206,238,614
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.55% of Net Assets
Boyle County KY Educational Facilities Revenue Centre College	5.000	06/01/2037	Baa1	2,865,000	2,911,585
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	Baa1	2,000,000	2,077,300
Eastern KY University	5.000	10/01/2026	Aa3	655,000	671,185
Eastern KY University General Receipts	4.500	04/01/2032	Aa3	840,000	840,202
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2029	Baa1	320,000	331,030
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	Baa1	170,000	177,274
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	Baa1	1,345,000	1,406,063
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	Baa1	1,605,000	1,675,363
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	Baa1	2,165,000	2,252,574
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	Baa1	2,835,000	2,933,545
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	Baa1	1,340,000	1,377,989
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	Baa1	200,000	192,850
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	Baa1	860,000	716,053
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	Baa1	1,405,000	1,120,614
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	Baa1	2,545,000	2,186,842
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	Baa1	4,400,000	3,629,120
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,313,399
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	2,812,473
Murray KY State University General Receipts	4.000	03/01/2043	Aa3	1,410,000	1,335,256
Murray State University	3.000	09/01/2039	Aa3	1,390,000	1,210,148
Murray State University	3.000	09/01/2041	Aa3	1,470,000	1,236,167
University of Kentucky General Receipts	4.000	10/01/2030	Aa2	90,000	90,477
University of Kentucky General Receipts	4.000	10/01/2032	Aa2	750,000	754,988
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	11,160,000	11,179,304
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,860,862
University of Kentucky Parking	5.000	04/01/2044	Aa3	1,275,000	1,335,907
University of Kentucky Parking	4.000	10/01/2044	Aa3	1,650,000	1,537,371
University of Kentucky Parking	5.000	04/01/2045	Aa3	1,725,000	1,800,590
University of Louisville	4.000	09/01/2030	Aa3	745,000	775,143
University of Louisville	3.000	09/01/2039	Aa3	1,450,000	1,249,929
University of Louisville	3.000	09/01/2040	Aa3	1,495,000	1,254,634
University of Louisville	3.000	09/01/2042	Aa3	1,575,000	1,252,188
Western KY University	5.000	09/01/2029	Aa3	750,000	813,735
Western KY University	4.000	09/01/2034	Aa3	575,000	578,761
Western KY University	4.000	09/01/2035	Aa3	595,000	598,350
Western KY University	4.000	09/01/2036	Aa3	620,000	622,877
Western KY University	4.000	09/01/2044	Aa3	2,500,000	2,305,800

					72,417,948
PUBLIC FACILITIES REVENUE BONDS
8.68% of Net Assets
Ashland KY	4.000	11/01/2047	A2	675,000	627,149
Bath County KY Public Properties	4.625	06/01/2045	Aa3	1,040,000	1,050,306
Bath County KY Public Properties	4.625	06/01/2046	Aa3	1,090,000	1,098,687
Covington KY	4.000	12/01/2042	A1	955,000	912,589
Covington KY	4.125	12/01/2043	A1	995,000	959,757
Covington KY	4.125	12/01/2044	A1	1,030,000	976,883
Covington KY	4.125	12/01/2045	A1	1,585,000	1,498,618
Covington KY	4.125	12/01/2046	A1	1,665,000	1,556,492
Covington KY	4.000	12/01/2048	A1	2,000,000	1,793,120
Elizabethtown KY	4.000	09/01/2041	Aa2	485,000	462,414
Elizabethtown KY	4.000	09/01/2042	Aa2	710,000	668,245
Elizabethtown KY	4.000	09/01/2044	Aa2	1,510,000	1,401,718
Glasgow KY Park Project	4.000	12/01/2044	AA*	1,110,000	1,044,610
Henderson KY	4.000	12/01/2042	Aa3	810,000	757,269
Henderson KY	4.000	12/01/2043	Aa3	840,000	775,412
KY Bond Development	5.000	09/01/2026	A3	1,000,000	1,017,980
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,335,907

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Bond Development	5.000%	09/01/2036	A2	$2,000,000	$2,086,460
KY State Certificate of Participation	4.000	04/15/2030	Aa3	1,500,000	1,547,955
KY State Certificate of Participation	4.000	04/15/2031	Aa3	1,350,000	1,395,171
KY State Certificate of Participation	5.000	04/15/2038	Aa3	5,000,000	5,184,500
KY State Certificate of Participation	5.000	06/15/2038	Aa3	7,535,000	7,542,535
Laurel County KY General Obligation	4.000	05/01/2031	AA*	1,295,000	1,316,704
Laurel County KY General Obligation	4.000	05/01/2034	AA*	1,440,000	1,456,762
Laurel County KY General Obligation	4.000	05/01/2035	AA*	1,495,000	1,511,012
Laurel County KY General Obligation	4.000	05/01/2036	AA*	1,555,000	1,568,047
Laurel County KY General Obligation	4.000	05/01/2037	AA*	1,620,000	1,629,607
Laurel County KY General Obligation	4.000	05/01/2038	AA*	1,680,000	1,685,846
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2029	Aa3	1,000,000	1,007,740
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	Aa3	1,180,000	1,176,566
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,064,378
Richmond KY General Obligation	4.375	06/01/2044	Aa2	1,270,000	1,267,524
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	776,082
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	771,575
Scott County KY Public Projects	4.000	05/01/2041	Aa3	1,000,000	961,750
Scott County KY Public Projects	4.000	05/01/2042	Aa3	500,000	473,225
Scott County KY Public Projects	4.000	05/01/2043	Aa3	2,415,000	2,280,506
Scott County KY Public Projects	4.250	05/01/2044	Aa3	3,450,000	3,367,511
Taylor County KY Library	4.000	12/01/2044	Aa3	290,000	276,878
Taylor County KY Library	4.000	12/01/2045	Aa3	300,000	284,049
Taylor County KY Library	4.000	12/01/2046	Aa3	315,000	294,446
Taylor County KY Public Courthouse	4.000	09/01/2027	Aa3	700,000	708,008

					59,571,993
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.54% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,820,082
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,395,254
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,203,492
KY Development Corporation Hospital Facilities - St. Elizabeth	5.000	05/01/2039	AA*	4,685,000	4,722,808
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	4,060,000	4,121,102
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2034	A*	580,000	580,789
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,853,735
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	2,005,000	1,982,143
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2042	A*	2,750,000	2,888,683
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,081,680
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,360,536
Warren County KY Hospital	5.000	04/01/2043	AA-*	875,000	915,696
Warren County KY Hospital	5.000	04/01/2044	AA-*	2,685,000	2,788,587
Warren County KY Hospital	5.250	04/01/2049	AA-*	7,000,000	7,322,210

					38,036,797
STATE AND LOCAL MORTGAGE/HOUSING BONDS
5.16% of Net Assets
KY State Housing Corporation	3.650	07/01/2027	Aaa	660,000	667,702
KY State Housing Corporation	3.750	07/01/2028	Aaa	345,000	352,876
KY State Housing Corporation	3.850	07/01/2029	Aaa	450,000	463,464
KY State Housing Corporation	3.350	07/01/2029	Aaa	305,000	309,731
KY State Housing Corporation	3.400	07/01/2030	Aaa	200,000	202,538
KY State Housing Corporation	4.250	01/01/2034	Aaa	250,000	260,263
KY State Housing Corporation	4.300	07/01/2034	Aaa	325,000	339,307
KY State Housing Corporation	4.350	01/01/2035	Aaa	310,000	318,751
KY State Housing Corporation	4.350	07/01/2035	Aaa	605,000	618,830
KY State Housing Corporation	4.400	07/01/2038	Aaa	3,005,000	3,050,436
KY State Housing Corporation	4.700	07/01/2043	Aaa	3,500,000	3,550,330
KY State Housing Corporation	4.400	07/01/2044	Aaa	2,945,000	2,929,922
KY State Housing Corporation	4.350	07/01/2044	Aaa	1,200,000	1,178,784
KY State Housing Corporation	4.500	07/01/2045	Aaa	4,000,000	3,973,880
KY State Housing Corporation	4.900	07/01/2045	Aaa	2,000,000	2,046,480
KY State Housing Corporation	4.800	07/01/2048	Aaa	5,200,000	5,247,423
KY State Housing Corporation	4.600	07/01/2049	Aaa	4,000,000	3,948,480
KY State Housing Corporation	4.500	07/01/2049	Aaa	2,040,000	1,993,284
KY State Housing Corporation	4.625	07/01/2049	Aaa	4,000,000	3,968,400

					35,420,881
MUNICIPAL UTILITY REVENUE BONDS
4.53% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2	1,000,000	1,007,920
Henderson KY	4.000	06/01/2028	Aa3	385,000	396,793
KY Rural Water Finance Corporation	3.000	02/01/2032	AA-*	240,000	237,941
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	362,811
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	295,100
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	263,933
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	254,537

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Rural Water Financing Corporation	5.000%	08/01/2029	AA-*	$595,000	$648,616
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	414,611
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	421,557
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,059,100
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	335,671
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	335,548
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	343,761
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	350,333
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	350,440
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	356,449
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	362,479
Northern KY Water	5.000	02/01/2026	Aa2	815,000	815,147
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	248,587
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	277,703
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	307,663
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	201,378
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	326,684
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	411,324
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,110,581
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,178,856
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,957,274
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,056,405
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	748,784
Rural Water Financing Agency	5.000	08/01/2030	AA-*	545,000	603,539
Rural Water Financing Agency	5.000	02/01/2043	AA-*	1,965,000	2,081,584

					31,123,109
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.29% of Net Assets
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa2	1,385,000	1,409,459
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa2	1,120,000	1,135,411
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa2	400,000	411,400
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa2	500,000	513,045
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa2	1,100,000	1,179,904
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa2	3,255,000	3,480,995
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa2	2,250,000	2,384,640
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa2	3,555,000	3,743,344
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa2	1,400,000	1,466,822

					15,725,020
REFUNDING BONDS
0.41% of Net Assets
Covington KY	4.000	10/01/2040	A1	870,000	852,678
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	455,741
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	471,589
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	470,424
KY State Property & Building #112	5.000	11/01/2026	Aa3	555,000	569,946
					2,820,378
AD VALOREM PROPERTY BONDS
0.37% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	654,252
Henderson KY	3.000	09/01/2042	Aa3	845,000	679,465
Warren County KY General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,190,498

					2,524,215
AIRPORT REVENUE BONDS
0.24% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	502,984
Kenton County Airport	5.000	01/01/2029	A1	240,000	241,274
Kenton County Airport	5.000	01/01/2034	A1	275,000	292,177
Kenton County Airport	5.000	01/01/2035	A1	300,000	316,731
Kenton County Airport	5.000	01/01/2037	A1	250,000	262,128

					1,615,294

Total Investments 98.14% of Net Assets					$673,724,540

(cost $687,108,427) (See (a) below for further explanation)

Other assets in excess of liabilities 1.86%					12,771,893

Net Assets 100%					$686,496,433

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2025

(a)	Cost for federal income tax purposes is $687,108,427 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$3,010,110
Unrealized depreciation	(16,393,997)

Net unrealized depreciation	$(13,383,887)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2025 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2025.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	673,724,540
Level 3	Significant Unobservable Inputs	—

673,724,540

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.78% of Net Assets
Canton MS Public School District Certificate of Participation	5.250%	01/01/2045	AA*	$100,000	$106,475
Mississippi State	4.000	10/01/2039	Aa2	200,000	198,938
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	A2	100,000	99,381
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2033	AA*	90,000	90,953
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2037	AA*	200,000	210,520
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	99,897
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2040	AA*	100,000	103,445
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	106,059

					1,015,668
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
18.47% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A1	125,000	125,058
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2034	AA*	200,000	200,628
MS Development Bank Special Obligation Olive Branch Public Improvement	4.000	06/01/2044	Aa2	225,000	214,161
MS Development Bank Special Obligation Tupelo Public Improvement	4.000	09/01/2044	Aa2	125,000	118,929
Pearl MS	4.750	09/01/2038	A3	155,000	164,331

					823,107
PUBLIC FACILITIES REVENUE BONDS
16.85% of Net Assets
MS Alcoholic Beverage Control Revenue	4.000	10/01/2045	Aa2	100,000	92,085
MS Alcoholic Beverage Control Revenue	5.000	10/01/2049	Aa2	100,000	103,294
MS Development Bank Special Obligation Dept of Corrections -Walnut Grove	5.000	08/01/2027	AA-*	200,000	208,546
MS Development Bank Special Obligation Lauderdale Correctional Facilities	4.000	03/01/2037	Aa3	100,000	100,135
MS Development Bank Special Obligation Vicksburg Sports Complex	5.000	07/01/2048	A2	245,000	246,923

					750,983
STATE AND LOCAL MORTGAGE/HOUSING BONDS
14.32% of Net Assets
Mississippi State Home Corporation	4.400	12/01/2043	Aa1	350,000	350,731
Mississippi State Home Corporation	4.375	12/01/2044	Aa1	150,000	148,743
Mississippi State Home Corporation	4.050	12/01/2047	Aa1	150,000	138,602

					638,076
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.97% of Net Assets
Alcorn MS State University Educational Building Corporation	4.000	09/01/2035	Aa2	100,000	100,473
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	302,310
MS State University Educational Building Corporation	4.000	08/01/2043	Aa2	125,000	118,119
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	101,898

					622,800
LEASE REVENUE BONDS
5.09% of Net Assets
Warren County MS Certificate of Participation	6.000	09/01/2042	Aa3	100,000	113,675
Warren County MS Certificate of Participation	6.000	09/01/2043	Aa3	100,000	113,023

					226,698
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.76% of Net Assets
Medical Center Educational Building Corporation University of Mississippi	5.000	06/01/2042	Aa2	165,000	167,711

Total Investments 95.24% of Net Assets					$4,245,043

(cost $4,263,633) (See (a) below for further explanation)

Other assets in excess of liabilities 4.76%					212,049

Net Assets 100%					$4,457,092

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $4,263,633 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$30,284
Unrealized depreciation	(48,874)

Net unrealized depreciation	$(18,590)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

September 30, 2025

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2025 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2025.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,245,043
Level 3	Significant Unobservable Inputs	—

$4,245,043

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
20.96% of Net Assets
Buncombe County NC Metropolitan Sewer District	5.000%	07/01/2039	Aaa	$550,000	$550,121
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	748,118
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	250,500
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	751,863
Durham NC Utility System Revenue	4.000	08/01/2044	Aa1	250,000	244,163
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2045	Aa2	740,000	700,336
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,005,520
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2043	Aa2	1,000,000	963,080
Fuquay-Varina NC Combined Utilities Revenue	4.000	02/01/2044	Aa2	1,000,000	962,160
Fuquay-Varina NC Combined Utilities Revenue	4.125	06/01/2049	Aa2	1,000,000	942,900
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	250,068
Greensboro NC Enterprise System Revenue	4.000	06/01/2047	Aa1	355,000	337,662
Greenville NC Combined Enterprise System Revenue	5.000	08/01/2044	Aa1	905,000	928,738
Greenville NC Utilities Commision	4.125	12/01/2043	Aa1	460,000	450,469
Greenville NC Utilities Commission Combined Enterprise	5.000	09/01/2049	Aa1	1,250,000	1,311,762
Hendersonville NC Water & Sewer System Revenue	4.500	06/01/2043	Aa3	550,000	561,655
Holly Springs NC EnterpriseSystem Revenue	4.000	11/01/2044	Aa2	1,165,000	1,106,645
Johnston County NC Water & Sewer Revenue	4.000	04/01/2043	Aa2	300,000	289,368
Johnston County NC Water & Sewer Revenue	5.000	04/01/2043	Aa2	310,000	331,697
Johnston County NC Water & Sewer Revenue	4.000	04/01/2044	Aa2	500,000	476,080
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	142,269
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	295,548
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	223,072
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	197,376
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,150,090
Mebane NC Combined Utilities Revenue	4.000	08/01/2044	Aa3	500,000	473,930
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	95,958
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	196,794
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	125,791
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2032	A*	500,000	502,310
Onslow NC Water & Sewer Authority Combined Enterprises	4.000	12/01/2049	Aa3	375,000	344,415
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	438,031
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	391,650
Salisbury NC Enterprise System Revenue	5.000	02/01/2045	AA-*	540,000	553,705
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	920,110
Sanford NC Enterprise System Revenue	4.000	06/01/2043	Aa3	295,000	283,050
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	280,000	265,485
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	330,000	312,893
Sanford NC Enterprise System Revenue	4.000	06/01/2045	Aa3	230,000	215,942
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	335,000	320,515
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	183,985
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,235,480
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	160,168
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	500,240

					22,691,712
SCHOOL IMPROVEMENT BONDS
19.15% of Net Assets
Alamance County NC	4.000	05/01/2041	Aa1	635,000	634,251
Alamance County NC	4.000	05/01/2042	Aa1	305,000	301,709
Ashe NC	4.125	06/01/2044	Aa3	650,000	630,591
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	250,175
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	127,883
Buncombe County NC Limited Obligation	5.000	06/01/2044	Aa1	250,000	265,328
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	803,419
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,664,533
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	407,635
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	307,894
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa1	750,000	760,200
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa1	2,000,000	2,016,140
Duplin County NC	5.000	04/01/2027	A1	100,000	101,091
Harnett County NC Limited Obligation	4.250	04/01/2044	Aa3	650,000	638,554
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	203,542
Macon County NC Limited Obligation	4.000	10/01/2043	Aa3	500,000	479,515
Macon County NC Limited Obligation	4.000	10/01/2044	Aa3	500,000	478,150
Orange County NC Limited Obligation	5.000	10/01/2042	Aa1	250,000	271,733
Pender County NC	4.000	03/01/2045	Aa2	1,050,000	1,006,110
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	505,840
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	553,174
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	250,018
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	300,134
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	189,310
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	975,000	977,789

Sampson County NC Limited Obligation	5.000%	09/01/2040	A1	$1,750,000	$1,771,963
Scotland County NC	5.000	12/01/2025	A*	270,000	270,940
Scotland County NC	5.000	12/01/2026	A*	50,000	51,255
Scotland County NC	5.000	12/01/2027	A*	140,000	146,524
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,184,414
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	595,593
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	734,431
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,510,545
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	350,217

					20,740,600
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.37% of Net Assets
Appalachian NC State University	4.000	10/01/2030	Aa3	200,000	204,564
Appalachian NC State University	4.000	05/01/2033	A1	500,000	509,590
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,047,350
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	225,356
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,510
NC State University at Raleigh	4.000	10/01/2045	Aa1	590,000	562,600
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	506,880
Scotland County NC	5.000	12/01/2033	A*	250,000	259,188
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	753,150
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	254,525
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	251,963
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	251,675
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	404,704
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	760,350
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	505,700
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	442,221
University of NC Wilmington	4.000	06/01/2029	A1	750,000	755,708
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,383,571
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	201,216
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	550,743
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	502,080
University of North Carolina	5.000	10/01/2033	A1	30,000	30,002
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	306,960
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,040,760
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,012,420
Western Carolina NC University	4.375	04/01/2045	Aa3	600,000	603,012
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	825,479
Western Carolina NC University	4.500	04/01/2048	Aa3	600,000	600,918
Western Carolina University	5.000	10/01/2025	Aa3	225,000	225,014
Western Carolina University	5.000	06/01/2027	AA*	250,000	253,680

					15,556,889
PUBLIC FACILITIES REVENUE BONDS
9.49% of Net Assets
Burlington NC	4.500	08/01/2044	Aa1	550,000	567,633
Concord NC Limited Obligation	4.000	06/01/2044	Aa1	300,000	287,769
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,012,840
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	250,140
Henderson County NC Limited Obligation	4.125	10/01/2045	Aa2	250,000	241,563
Holly Springs NC Limited Obligation	4.125	10/01/2041	Aa1	500,000	503,220
Holly Springs NC Limited Obligation	4.250	10/01/2043	Aa1	365,000	365,000
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	500,025
Mecklenburg County NC Limited Obligation	4.000	02/01/2043	Aa1	500,000	490,165
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	268,384
Moore County NC	3.000	06/01/2039	Aa2	350,000	306,978
New Hanover County NC Limited Obligation	4.000	10/01/2044	Aa1	1,080,000	1,031,464
Pender County NC Limited Obligation	4.000	04/01/2044	Aa3	1,000,000	953,380
Person County NC Limited Obligation	4.000	12/01/2044	Aa3	1,000,000	948,510
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	350,073
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	946,874
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	501,695
Wilson City NC	4.000	10/01/2042	Aa2	500,000	484,975
Winston Salem NC Limited Obligation	5.000	06/01/2043	Aa1	250,000	267,205

					10,277,893
NC Housing Finance Agency Homeownership Revenue	4.000	07/01/2039	Aa1	425,000	424,533
NC Housing Finance Agency Homeownership Revenue	4.350	01/01/2044	Aa1	995,000	995,587
NC Housing Finance Agency Homeownership Revenue	4.375	07/01/2044	Aa1	2,435,000	2,430,227
NC State Housing Finance Agency	4.900	07/01/2043	Aa1	1,475,000	1,515,842
NC State Housing Finance Agency	4.350	07/01/2043	Aa1	870,000	871,836
NC State Housing Finance Agency	5.000	07/01/2046	Aa1	2,350,000	2,383,441

					8,621,466

Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000%	01/15/2036	Aa3	$590,000	$623,093
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,501,815
Charlotte-Mecklenburg NC Hospital Revenue	5.000	01/15/2027	Aa3	170,000	175,319
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	Aa3	1,000,000	999,950
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,385,139
NC State Medical Care Commission Heath Care Facilities Duke University	4.000	06/01/2042	Aa3	1,060,000	1,026,069
NC State Medical Care Commission Rex Healthcare	4.000	07/01/2049	Aa3	1,000,000	964,240

					6,675,625
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	208,220
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	100,410
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	840,445
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	750,833
Durham County NC	4.000	06/01/2036	Aaa	225,000	229,923
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	255,559
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,257,150
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	130,145
Raleigh NC	4.000	04/01/2043	Aaa	695,000	684,671
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	214,045
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,002,360
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	500,445

					6,174,206
5.16% of Net Assets
Fuquay-Varina NC	4.000	08/01/2042	Aaa	500,000	494,540
Greensboro NC Limited Obligation	4.000	10/01/2044	Aa1	500,000	477,530
Greenville NC Limited Obligation	4.250	03/01/2045	AA-*	500,000	482,655
Mecklenburg County NC Limited Obligation	4.000	02/01/2044	Aa1	1,195,000	1,142,468
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa2	1,500,000	1,511,280
Wilmington NC Limited Obligation	3.000	06/01/2041	Aa1	370,000	317,083
Winston Salem NC	4.000	06/01/2043	Aaa	1,165,000	1,156,192

					5,581,748
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	525,675
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,517,782
NC State Turnpike Authority	5.000	01/01/2049	AA*	500,000	507,030
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	501,900
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	200,000	217,038
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	20,000	21,704
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	245,711
North Carolina Turnpike Authority	5.000	01/01/2029	A1	285,000	292,795

					4,829,635
Charlotte NC Aiport Revenue	5.000	07/01/2044	Aa3	250,000	262,765
Charlotte NC Airport Revenue	4.000	07/01/2032	Aa3	100,000	101,794
Charlotte NC Airport Revenue	5.000	07/01/2045	Aa3	500,000	530,885
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	256,868
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	503,600
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	717,660
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,342,199

					3,715,771
PREREFUNDED BONDS
1.87% of Net Assets
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	290,693
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	NR	1,500,000	1,576,425
New Hanover NC Hospital Revenue	5.000	10/01/2028	NR	150,000	157,763

					2,024,881

LEASE REVENUE BONDS
.10% of Net Assets
New Hanover County NC Limitied Obligation	5.000	06/01/2029	Aa1	100,000	109,188

Total Investments 98.81% of Net Assets					$106,999,614

(cost $109,181,949) (See (a) below for further explanation)

Other assets in excess of liabilities 1.19%					1,291,654

Net Assets 100%					$108,291,268

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $109,181,949 and net unrealized depreciation of investments is as follows:

Net unrealized depreciation	$(2,182,335)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2025.

The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
48.04% of Net Assets
Clarksville TN Electric System Revenue	4.250%	09/01/2040	Aa2	$475,000	$480,672
Clarksville TN Public Building Authority Revenue	4.500	02/01/2043	AA-*	630,000	626,963
Columbia TN	4.000	12/01/2043	AA+*	1,000,000	962,390
Columbia TN	4.000	12/01/2050	AA+*	750,000	684,323
Dickson TN Electric Systems Revenue	5.000	07/01/2043	Aa3	1,000,000	1,053,530
Eastside TN Utility District Hamilton County Waterworks	4.000	05/01/2045	AA*	500,000	467,665
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	251,250
Gallatin TN Electric	4.000	07/01/2043	Aa3	785,000	742,838
Gallatin TN Gas System Revenue	4.000	01/01/2042	AA-*	1,155,000	1,110,787
Hallsdale Powell TN Utility District	4.000	04/01/2039	AA*	700,000	702,499
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	256,428
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	316,011
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,000,640
Harpeth Valley TN Utilities District	4.000	09/01/2043	AA+*	1,105,000	1,055,850
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	502,390
Harriman TN	5.000	06/01/2028	AA*	100,000	106,334
Jackson TN Energy Authority Gas System	5.000	06/01/2028	Aa2	150,000	150,132
Knox Chapman TN Utility District	4.000	01/01/2043	AA-*	535,000	510,535
Knox County TN	4.000	06/01/2043	Aa1	500,000	483,345
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	736,193
Knoxville TN Electric	4.000	07/01/2044	Aa2	670,000	632,708
Lafollette TN Electric Systems	5.000	06/01/2045	A1	235,000	242,626
Lexington TN Electric Revenue	4.000	08/01/2044	Aa3	500,000	466,635
Loudon TN Water & Sewer	5.000	03/01/2039	A+*	290,000	309,410
Loudon TN Water & Sewer	5.000	03/01/2040	A+*	355,000	375,949
Loudon TN Water & Sewer	5.000	03/01/2041	A+*	425,000	446,467
Loudon TN Water & Sewer	4.000	03/01/2044	AA*	1,000,000	942,600
Marshall County TN Water Revenue	5.000	06/01/2040	AA*	275,000	292,683
Maryville TN	4.000	06/01/2029	Aa2	250,000	251,903
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	779,906
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,314,806
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2031	AA-*	100,000	103,549
Metropolitan Government Nashville & Davidson County TN Water & Sewer	4.000	07/01/2046	Aa2	1,000,000	925,320
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	891,000
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	726,698
Pulaski TN Electric Revenue	4.000	06/01/2042	Aa3	500,000	479,380
Springfield TN	5.000	06/01/2027	Aa2	245,000	255,520
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	1,270,000	1,272,282
West Knoxville TN Utility District Knox County Water & Sewer Revenue	4.000	06/01/2046	AA+*	1,000,000	922,980
West Wilson TN Utility District Waterworks	5.000	06/01/2040	AA*	200,000	220,110
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	521,845

					24,575,152
SCHOOL IMPROVEMENT BONDS
9.78% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	75,000	75,476
Collierville TN	4.000	01/01/2046	Aaa	1,000,000	953,140
Decatur County TN	4.000	05/01/2042	A1	390,000	381,650
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,167,617
Montgomery County TN	4.000	04/01/2037	AA*	1,420,000	1,424,927
Montgomery County TN	4.000	06/01/2040	Aa2	500,000	497,780
White County TN	4.000	06/01/2027	AA-*	260,000	259,449
Wilson County TN	4.000	04/01/2039	AA+*	245,000	245,000

					5,005,039
PUBLIC FACILITIES REVENUE BONDS
8.76% of Net Assets
Hamblen County TN	4.000	05/01/2038	Aa3	880,000	887,594
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,250,688
Hamblen County TN	4.000	05/01/2045	Aa3	420,000	390,251
Nolensville Town TN	4.000	06/01/2041	Aa1	400,000	397,220
Nolensville Town TN	4.000	06/01/2042	Aa1	600,000	587,808
Sullivan County TN	4.000	02/01/2043	Aa2	1,010,000	964,853

					4,478,414
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.08% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A*	1,595,000	1,611,700
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A*	950,000	954,465
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	Baa1	1,535,000	1,566,130

					4,132,295
STATE AND LOCAL MORTGAGE/HOUSING BONDS
7.62% of Net Assets
Metropolitan Government Nashville & Davidson County TN 4th and Shelby Apartments Project	4.600	12/01/2044	Aa1	500,000	506,350
TN Housing Development Agency	4.500	07/01/2043	Aa1	1,490,000	1,502,874
TN Housing Development Agency Residential Finance Program	4.150	07/01/2038	Aa1	100,000	99,798
TN Housing Development Agency Residential Finance Program	4.450	07/01/2043	Aa1	1,780,000	1,789,185

					3,898,207

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.40% of Net Assets
Memphis TN	4.000%	06/01/2041	Aa2	$1,120,000	$1,083,163
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	750,000	758,970
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	505,125
Sevierville TN	4.000	06/01/2044	Aa3	440,000	412,390

					2,759,648
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.20% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2027	A2	100,000	100,077
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	924,858
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	280,000	280,669
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	842,660

					2,148,264
REFUNDING BONDS
2.30% of Net Assets
Maryville TN	5.000	06/01/2026	Aa2	50,000	50,823
Memphis TN	5.000	10/01/2043	Aa2	750,000	786,413
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	204,800
Sevierville TN	5.000	05/01/2028	Aa3	125,000	133,035

					1,175,071
PREREFUNDED BONDS
2.25% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	650,208
West Wilson TN Utility District Waterworks	5.000	06/01/2045	AA*	500,000	501,475

					1,151,683
AIRPORT REVENUE BONDS
1.86% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	250,025
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	700,000	700,077

					950,102

Total Investments 98.29% of Net Assets					$50,273,875

(cost $51,314,760) (See (a) below for further explanation)

Other assets in excess of liabilities 1.71%					876,991

Net Assets 100%					$51,150,866

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $51,314,760 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$62,392
Unrealized depreciation	(1,103,277)

Net unrealized depreciation	$(1,040,885)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2025.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	50,273,875
Level 3	Significant Unobservable Inputs	—

$50,273,875

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
91.89% of Net Assets
Federal Home Loan Bank	3.200%	06/10/2027	Aa1	$250,000	$247,996
Federal Home Loan Bank	4.125	08/27/2027	Aa1	250,000	249,710
Federal Home Loan Bank	4.000	06/30/2028	Aa1	500,000	505,411
Federal Home Loan Bank	4.500	07/10/2028	Aa1	450,000	446,385
Federal Home Loan Bank	5.300	11/20/2028	Aa1	250,000	250,258
Federal Home Loan Bank	5.125	11/28/2028	Aa1	500,000	499,833
Federal Home Loan Bank	4.625	01/22/2029	Aa1	450,000	453,910
Federal Home Loan Bank	4.625	06/08/2029	Aa1	250,000	257,804
Federal Home Loan Bank	4.000	08/24/2029	Aa1	250,000	248,706
Federal Home Loan Bank	4.250	10/22/2029	Aa1	375,000	376,721
Federal Home Loan Bank	4.625	11/20/2029	Aa1	250,000	251,747
Federal Home Loan Bank	4.300	03/25/2030	Aa1	500,000	501,100
Federal Home Loan Bank	4.625	04/03/2030	Aa1	400,000	400,007
Federal Home Loan Bank	4.125	06/14/2030	Aa1	500,000	507,804
Federal Home Loan Bank	4.050	07/18/2030	Aa1	400,000	403,563
Federal Home Loan Bank	4.100	07/18/2030	Aa1	400,000	402,825
Federal Home Loan Bank	4.150	07/19/2030	Aa1	250,000	252,035
Federal Home Loan Bank	4.000	08/19/2030	Aa1	250,000	249,974
Federal Home Loan Bank	3.940	08/21/2030	Aa1	250,000	250,327
Federal Home Loan Bank	4.375	12/12/2031	Aa1	250,000	254,823
Federal Home Loan Bank	4.750	12/12/2031	Aa1	450,000	467,895
Federal Home Loan Bank	4.720	08/15/2035	Aa1	125,000	126,842
Federal Home Loan Bank	5.400	08/20/2035	Aa1	250,000	250,323

					7,855,999
FREDDIE MAC
5.09% of Net Assets
Federal Home Loan Mortgage Corporation	4.150	04/17/2028	Aa1	225,000	225,256
Federal Home Loan Mortgage Corporation	1.400	07/28/2032	Aa1	250,000	209,822

					435,078

Total Investments 96.98% of Net Assets					$8,291,077

(cost $8,285,647) (See (a) below for further explanation)

Other assets in excess of liabilities 3.02%					258,603

Net Assets 100%					$8,549,680

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $8,285,647 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$53,501
Unrealized depreciation	(48,071)

Net unrealized appreciation	$5,430

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2025.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$8,291,077
Level 3	Significant Unobservable Inputs	—

$8,291,077

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determinded by a matrix pricing method, which considers information regading securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

September 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
21.96% of Net Assets
FL Housing Finance Corporation	6.187%	07/01/2050	Aaa	$150,000	$153,192
IN State Housing & Community Development Authority	5.944	07/01/2049	Aaa	125,000	125,711
KY State Housing Corporation	5.806	07/01/2040	Aaa	125,000	126,981
MN State Housing Finance Authority	5.915	07/01/2044	Aa1	150,000	152,412
NC State Housing Finance Agency	6.128	07/01/2043	Aa1	170,000	174,780
WI State Housing & Economic Development Authority	6.039	09/01/2045	Aa2	25,000	25,442

					758,518
MUNICIPAL UTILITY REVENUE BONDS
14.39% of Net Assets
KY State Rural Water Finance Corporation	3.000	08/01/2050	AA-*	250,000	170,560
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	222,882
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	103,311

					496,753
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.64% of Net Assets
Mesa State College CO	6.746	05/15/2042	Aa2	85,000	94,853
Michigan State University	4.496	08/15/2048	Aa2	375,000	341,771

					436,624
PUBLIC FACILITIES REVENUE BONDS
9.92% of Net Assets
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	Aa3	190,000	218,065
Montgomery AL Community Cooperative District	2.815	11/01/2049	NR	75,000	48,221
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	76,167

					342,453
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.72% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa2	280,000	335,796

MARINA/PORT AUTHORITY REVENUE BONDS
6.79% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa2	200,000	234,552

SCHOOL IMPROVEMENT BONDS
6.08% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa2	210,000	209,996

HOSPITAL AND HEALTHCARE REVENUE BONDS
5.85% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	202,064

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.67% of Net Assets
Waco TX	5.488	02/01/2044	Aa1	125,000	126,725

AIRPORT REVENUE BONDS
2.57% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	100,000	88,644

PREREFUNDED BONDS
.72% of Net Assets

Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	NR	25,000	24,787

Total Investments 94.31% of Net Assets					$3,256,912

(cost $3,427,068) (See (a) below for further explanation)

Other assets in excess of liabilities 5.69%					196,519

Net Assets 100%					$3,453,431

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $3,427,973 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	44,726
Unrealized depreciation	(215,787)

Net unrealized depreciation	$(171,061)

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

September 30, 2025

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2025.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,256,912
Level 3	Significant Unobservable Inputs	—

$3,256,912

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

KTF	Misc Public Improvmt	49151EU9	266845784
KTF	Misc Public Improvmt	49151E2M	266845784
KTF	Misc Public Improvmt	49151EG8	266845784
KTF	Misc Public Improvmt	49151EQ2	266845784
KTF	Misc Public Improvmt	49151E2K	266845784
KTF	Misc Public Improvmt	49151E7X	266845784
KTF	Misc Public Improvmt	49151E2E	266845784
KTF	Misc Public Improvmt	49151FER	266845784
KTF	Misc Public Improvmt	49151FGL	266845784
KTF	Misc Public Improvmt	49151FET	266845784
KTF	Misc Public Improvmt	491189DS	266845784
KTF	Misc Public Improvmt	49151EK9	266845784
KTF	Misc Public Improvmt	49151FGM	266845784
KTF	Misc Public Improvmt	49151FGN	266845784
KTF	Misc Public Improvmt	49151E8S	266845784
KTF	Misc Public Improvmt	49151E4B	266845784
KTF	Misc Public Improvmt	49151EP8	266845784
KTF	Misc Public Improvmt	49151EXA	266845784
KTF	Misc Public Improvmt	49151FGW	266845784
KTF	Misc Public Improvmt	49151FES	266845784
KTF	Misc Public Improvmt	49151EQ4	266845784
KTF	Misc Public Improvmt	49151FGP	266845784
KTF	Misc Public Improvmt	49151FEU	266845784
KTF	Misc Public Improvmt	49151FEQ	266845784
KTF	Misc Public Improvmt	49151E7V	266845784
KTF	Misc Public Improvmt	706751AR	266845784
KTF	Misc Public Improvmt	49151FGH	266845784
KTF	Misc Public Improvmt	49151E5P	266845784
KTF	Misc Public Improvmt	49151E7W	266845784
KTF	Misc Public Improvmt	49151FDY	266845784
KTF	Misc Public Improvmt	49151FDX	266845784
KTF	Misc Public Improvmt	49151FDW	266845784
KTF	Misc Public Improvmt	491189DM	266845784
KTF	Misc Public Improvmt	49151E7T	266845784
KTF	Misc Public Improvmt	49151E7U	266845784
KTF	Misc Public Improvmt	52908EYS	266845784
KTF	Misc Public Improvmt	49151EMT	266845784
KTF	Misc Public Improvmt	49151EK6	266845784
KTF	Misc Public Improvmt	49151EU7	266845784
KTF	Misc Public Improvmt	491207CX	266845784
KTF	Misc Public Improvmt	491189DU	266845784
KTF	Misc Public Improvmt	491196AX	266845784
KTF	Misc Public Improvmt	491196BA	266845784
KTF	Misc Public Improvmt	49151FGF	266845784
KTF	Misc Public Improvmt	52908EYM	266845784
KTF	Misc Public Improvmt	491196AV	266845784
KTF	Misc Public Improvmt	49151E2J	266845784
KTF	Misc Public Improvmt	49151E2L	266845784
KTF	Misc Public Improvmt	52908EYN	266845784
KTF	Misc Public Improvmt	49151EW4	266845784
KTF	Misc Public Improvmt	49151FJD	266845784
KTF	Misc Public Improvmt	49151FJE	266845784
KTF	Misc Public Improvmt	49151FJA	266845784
KTF	Misc Public Improvmt	49151FHW	266845784
KTF	Misc Public Improvmt	49151FHZ	266845784
KTF	Municipal Utilities	546589RX	137445356
KTF	Municipal Utilities	134041DB	137445356
KTF	Municipal Utilities	546589MY	137445356
KTF	Municipal Utilities	546589PE	137445356
KTF	Municipal Utilities	546589TQ	137445356
KTF	Municipal Utilities	546589LX	137445356
KTF	Municipal Utilities	134041CR	137445356
KTF	Municipal Utilities	665306KV	137445356
KTF	Municipal Utilities	134041CQ	137445356
KTF	Municipal Utilities	665306KB	137445356
KTF	Municipal Utilities	546589LT	137445356
KTF	Municipal Utilities	546589LU	137445356
KTF	Municipal Utilities	546589QS	137445356
KTF	Municipal Utilities	546589VU	137445356
KTF	Municipal Utilities	4913134N	137445356
KTF	Municipal Utilities	546589QU	137445356
KTF	Municipal Utilities	546589UH	137445356
KTF	Municipal Utilities	134041CP	137445356
KTF	Municipal Utilities	546589VT	137445356
KTF	Municipal Utilities	546589VS	137445356
KTF	Municipal Utilities	4913134P	137445356
KTF	Municipal Utilities	546589LY	137445356
KTF	Municipal Utilities	665306JC	137445356
KTF	Municipal Utilities	546589TP	137445356
KTF	Municipal Utilities	49140MN8	137445356
KTF	Municipal Utilities	546589TN	137445356
KTF	Municipal Utilities	546589TM	137445356
KTF	Municipal Utilities	665306HX	137445356
KTF	Municipal Utilities	665306JA	137445356
KTF	Municipal Utilities	665306KU	137445356
KTF	Municipal Utilities	546589TL	137445356
KTF	Municipal Utilities	49140MN9	137445356
KTF	Municipal Utilities	352280EG	137445356
KTF	Municipal Utilities	352280EK	137445356
KTF	Municipal Utilities	352280EJ	137445356
KTF	Municipal Utilities	352280EF	137445356
KTF	Municipal Utilities	352280EE	137445356
KTF	Municipal Utilities	691106FV	137445356
KTF	Municipal Utilities	49140MWW	137445356
KTF	Municipal Utilities	49140MAE	137445356
KTF	Prerefunded	54659RAZ	113410483
KTF	Prerefunded	49151FHU	113410483
KTF	Prerefunded	49151EZU	113410483
KTF	Prerefunded	49119GAW	113410483
KTF	Prerefunded	49151FHT	113410483
KTF	Prerefunded	472904ZA	113410483
KTF	Prerefunded	49119GAY	113410483
KTF	Prerefunded	49151EZP	113410483
KTF	Prerefunded	49151EZR	113410483
KTF	Prerefunded	49151FHQ	113410483
KTF	Prerefunded	472904ZB	113410483
KTF	Prerefunded	49119GBA	113410483
KTF	Prerefunded	49151FHL	113410483
KTF	Prerefunded	472904YY	113410483
KTF	Prerefunded	49151EZW	113410483
KTF	Prerefunded	499422BN	113410483
KTF	Prerefunded	546589TC	113410483
KTF	Prerefunded	54659RAW	113410483
KTF	Prerefunded	49151FHP	113410483
KTF	Prerefunded	491552PR	113410483
KTF	Prerefunded	546593AE	113410483
KTF	Prerefunded	411873NA	113410483
KTF	Prerefunded	134290JV	113410483
KTF	Prerefunded	546589TD	113410483
KTF	Prerefunded	491552PT	113410483
KTF	Prerefunded	546589TB	113410483
KTF	Turnpikes/Toll/Hgwy	491552UX	111281325
KTF	Turnpikes/Toll/Hgwy	491552TH	111281325
KTF	Turnpikes/Toll/Hgwy	491552XU	111281325
KTF	Turnpikes/Toll/Hgwy	491552YE	111281325
KTF	Turnpikes/Toll/Hgwy	491552YD	111281325
KTF	Turnpikes/Toll/Hgwy	491552XA	111281325

KTF	Turnpikes/Toll/Hgwy	491552ZM	111281325
KTF	Turnpikes/Toll/Hgwy	491552XR	111281325
KTF	Turnpikes/Toll/Hgwy	491552RY	111281325
KTF	Turnpikes/Toll/Hgwy	491552UU	111281325
KTF	Turnpikes/Toll/Hgwy	491552WX	111281325
KTF	Turnpikes/Toll/Hgwy	49118NDP	111281325
KTF	Turnpikes/Toll/Hgwy	49118NEH	111281325
KTF	Turnpikes/Toll/Hgwy	491552TF	111281325
KTF	Turnpikes/Toll/Hgwy	491552UW	111281325
KTF	Turnpikes/Toll/Hgwy	491552TK	111281325
KTF	Turnpikes/Toll/Hgwy	491552XB	111281325
KTF	Turnpikes/Toll/Hgwy	49118NCU	111281325
KTF	Turnpikes/Toll/Hgwy	49118NDL	111281325
KTF	Turnpikes/Toll/Hgwy	491552XM	111281325
KTF	Turnpikes/Toll/Hgwy	491552XT	111281325
KTF	Refunding	49151EXF	91399327
KTF	Refunding	49151EYF	91399327
KTF	Refunding	49151EXB	91399327
KTF	Refunding	49151EYA	91399327
KTF	Refunding	49151ESE	91399327
KTF	Refunding	49151FCA	91399327
KTF	Refunding	49151FCB	91399327
KTF	Refunding	49151ESJ	91399327
KTF	Refunding	49151FCP	91399327
KTF	Refunding	49151EYE	91399327
KTF	Univ Con Ed	914378EW	66868147
KTF	Univ Con Ed	914378EV	66868147
KTF	Univ Con Ed	49119GBT	66868147
KTF	Univ Con Ed	914378HF	66868147
KTF	Univ Con Ed	49119GBR	66868147
KTF	Univ Con Ed	103462AY	66868147
KTF	Univ Con Ed	914378EU	66868147
KTF	Univ Con Ed	54675PBN	66868147
KTF	Univ Con Ed	914391C9	66868147
KTF	Univ Con Ed	9585192V	66868147
KTF	Univ Con Ed	914391C7	66868147
KTF	Univ Con Ed	546605AV	66868147
KTF	Univ Con Ed	616640GY	66868147
KTF	Univ Con Ed	958519Y6	66868147
KTF	Univ Con Ed	616640GZ	66868147
KTF	Univ Con Ed	914391C8	66868147
KTF	School Improvements	4729043X	66681064
KTF	School Improvements	4729043W	66681064
KTF	School Improvements	809545VG	66681064
KTF	School Improvements	312432XL	66681064
KTF	School Improvements	472904B6	66681064
KTF	School Improvements	312432UT	66681064
KTF	School Improvements	312432XG	66681064
KTF	School Improvements	312432XK	66681064
KTF	School Improvements	352840QH	66681064
KTF	School Improvements	491089NX	66681064
KTF	School Improvements	518651LX	66681064
KTF	School Improvements	472904E2	66681064
KTF	School Improvements	312432XF	66681064
KTF	School Improvements	312432YV	66681064
KTF	School Improvements	4729045P	66681064
KTF	School Improvements	4729045N	66681064
KTF	School Improvements	4729045K	66681064
KTF	School Improvements	518651MQ	66681064
KTF	School Improvements	4729045J	66681064
KTF	School Improvements	821622JZ	66681064
KTF	School Improvements	411873RP	66681064
KTF	School Improvements	411873RN	66681064
KTF	Hosp and Healthcare	54675QAV	61024803
KTF	Hosp and Healthcare	528921DC	61024803
KTF	Hosp and Healthcare	49126KFM	61024803
KTF	Hosp and Healthcare	54659LAC	61024803
KTF	Hosp and Healthcare	934864AV	61024803
KTF	Hosp and Healthcare	49126KGF	61024803
KTF	Hosp and Healthcare	54675QAX	61024803
KTF	Hosp and Healthcare	49126KGG	61024803
KTF	Hosp and Healthcare	49126PDE	61024803
KTF	Hosp and Healthcare	721164AB	61024803
KTF	Hosp and Healthcare	54659LAU	61024803
KTF	Hosp and Healthcare	54659LAB	61024803
KTF	Hosp and Healthcare	54675QAS	61024803
KTF	Hosp and Healthcare	528921DB	61024803
KTF	Hosp and Healthcare	49126KFL	61024803
KTF	Hosp and Healthcare	528921CX	61024803
KTF	Hosp and Healthcare	49126KGH	61024803
KTF	Hosp and Healthcare	54659LAA	61024803
KTF	Public Facility	977764AV	29737176
KTF	Public Facility	54675TAT	29737176
KTF	Public Facility	352832AX	29737176
KTF	Public Facility	934856BA	29737176
KTF	Public Facility	877015BL	29737176
KTF	Public Facility	76804AAS	29737176
KTF	Public Facility	76804AAR	29737176
KTF	Public Facility	690887HL	29737176
KTF	Public Facility	76804AAQ	29737176
KTF	Public Facility	76804ABP	29737176
KTF	Public Facility	10376CAW	29737176
KTF	Public Facility	76804ABN	29737176
KTF	Public Facility	76804ABM	29737176
KTF	Public Facility	76804ABL	29737176
KTF	Public Facility	76804ABK	29737176
KTF	Public Facility	10376CAV	29737176
KTF	Public Facility	76804ABJ	29737176
KTF	Public Facility	54675TAN	29737176
KTF	Escrow Maturity	472907AR	24167008
KTF	Escrow Maturity	472902HS	24167008
KTF	State/Local Mtg/Hsg	49130TLK	15643916
KTF	State/Local Mtg/Hsg	49130THE	15643916
KTF	State/Local Mtg/Hsg	49127DAF	15643916
KTF	State/Local Mtg/Hsg	49130TDE	15643916
KTF	State/Local Mtg/Hsg	49130TFA	15643916
KTF	State/Local Mtg/Hsg	49130P6Q	15643916
KTF	State/Local Mtg/Hsg	49130MAF	15643916
KTF	State/Local Mtg/Hsg	49130TDF	15643916
KTF	State/Local Mtg/Hsg	392056FS	15643916
KTF	Airport	52908WBD	8011593
KTF	Airport	52908WBC	8011593
KTF	Airport	52908WBB	8011593
KTF	Airport	52908WAZ	8011593
KTF	Airport	52908WAX	8011593
KTF	Miscellaneous Rev	49151FEP	2367406